ACCRUED INTEREST PAYABLE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2023
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
ACCRUED INTEREST PAYABLE TO RELATED PARTIES

5. ACCRUED INTEREST PAYABLE TO RELATED PARTIES

Accrued interest payable to related parties consist of:

	December 31,	December 31,	December 31,
Lender	2023	2022	2021
Lifschultz Enterprise Company LLC	$10,406	$2,858,683	$2,183,050
Sidney B. Lifschultz 1992 Family Trust (an entity controlled by David Lifschultz)	-	1,032,374	788,377
David Lifschultz	-	868,733	562,034
Bruce Abbott	-	868,705	562,014
Totals	$10,406	$5,628,495	$4,095,475

The accrued interest payable relates to the convertible notes outstanding (see Note 6).